S-K 1602, SPAC Registered Offerings	Aug. 18, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Business Strategy

While our efforts to identify a prospective target business will not be limited to a particular industry, sector, or geography, we intend to leverage our deep expertise and global platform in the media, digital media, entertainment, high fashion, lifestyle, culture, and gaming sector. As an extension of AMTD — a global media and entertainment ecosystem — we are uniquely positioned to identify and enhance businesses operating at the intersection of culture, creativity, and commerce.

Our acquisition and value creation strategy are to identify, acquire, and elevate a company that can benefit from the strategic, operational, and brand-building capabilities of our team and sponsor. We seek to partner with a business that complement our experience and where we can drive long-term value creation through global expansion, digital transformation, and brand amplification.

Our management team brings a differentiated approach to sourcing, evaluating, and executing transactions, supported by the following strategic advantages:

•        Brand-Driven and Long-Term Oriented:    We think like brand builders and long-term owners. At TGE, we have adopted a direct ownership model resulting in extensive experience driving content excellence, growth and efficiencies across our platforms while remaining committed to editorial independence and building quality and powerful brand names.

•        Culturally Fluent and Forward-Looking:    We understand the evolving dynamics of global consumer culture and are well-positioned to evaluate opportunities shaped by digital disruption, generational shifts, and emerging lifestyle trends.

•        Agile and Creative:    Our team is structured to move quickly and creatively, with the flexibility to pursue innovative deal structures and partnerships.

•        Financially Sophisticated:    We bring deep experience in M&A, capital markets, restructuring, and strategic investment across both public and private markets.

•        Global Network and Proprietary Access:    Our leadership and sponsor relationships span fashion, media, entertainment, and investment communities, providing us with a proprietary pipeline of opportunities that are often inaccessible to traditional market participants.

Acquisition Criteria

We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses:

•        Strong Growth Trajectory:    We seek businesses with compelling growth potential, driven by brand strength, market expansion, or digital innovation.

•        Scalability and Global Appeal:    We look for companies that own durable or established IP that can benefit from our global network and platform to accelerate international growth and brand reach.

•        Cash Flow Visibility:    We favor businesses with a history — or near-term potential — of generating stable and sustainable free cash flow.

•        Strategic Positioning:    We are drawn to companies that are category leaders or have the potential to consolidate fragmented sectors, benefiting from public market access and strategic capital.

Our Value Proposition and Differentiation

TGE Value Create Solutions Corp is uniquely positioned to partner with transformative companies in the media and entertainment sectors. Our team’s operational depth, capital markets expertise, and industry relationships provide a compelling platform for long-term value creation. We differentiate ourselves through the following six pillars:

•        Sponsor Skin in the Game:    Our deal is 100% insider funded, ensuring full alignment between sponsors and investors. This structure reflects our confidence in the opportunity and our commitment to long-term value creation.

•        Deep Talent & Advisor Bench:    Our leadership includes former executive officers, founders, and sector specialists with decades of experience across media, lifestyle, and entertainment business. This deep bench spans both traditional and emerging sectors, enabling us to support companies navigating complex transitions.

•        Highly Robust Network:    We maintain trusted, long-standing relationships across media and entertainment corporates and investors. These connections provide proprietary deal flow and access to differentiated opportunities often missed by general investors.

•        Track Record of Executing M&A:    Our team has a proven history of executing complex transactions, including IPOs and strategic acquisitions. Notably, we led the public offerings of AMTD Group, AMTD IDEA Group (NYSE: AMTD), AMTD Digital Inc. (NYSE: HKD), and the business combination between TGE and Black Spade Acquisition II Co, demonstrating our ability to guide companies through successful public market deals.

•        Distinct Sponsor Value-Add:    We bring a unique combination of operational insight and strategic capital. Our experience spans the full media and entertainment value chain, allowing us to accelerate deployment, improve system performance, and unlock long-term value post-transaction.

•        Deep Operational Expertise:    Our team has repeatedly built and scaled businesses across infrastructure platforms. We offer founder-friendly support to drive organic growth, optimize operations, and develop new products — without taking control of the business.

SPAC, Securities Offered, Redemption Rights [Text Block]	Our initial shareholders, who will beneficially own 25% of our ordinary shares upon the closing of this offering (assuming they do not purchase any units in this offering), will participate in any vote to amend our amended and restated memorandum and articles of association and will have the discretion to vote in any manner they choose. Our sponsor, officers and directors have agreed that they will not propose any amendment to our amended and restated memorandum and articles of association (i) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (ii) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for any permitted withdrawals), divided by the number of then-outstanding public shares. For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. Pursuant to our amended and restated memorandum and articles of association, such an amendment would need to be approved by a special resolution passed by the affirmative vote of shareholders holding a majority of at least a two-thirds of the shares which, being so entitled, are voted thereon in person or by proxy at a quorate general meeting of the company or by unanimous written resolution of all of our shareholders entitled to vote at a general meeting of the company. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment. This redemption right shall apply in the event of the approval of any such amendment, whether proposed by our sponsor, any executive officer, director or director nominee, or any other person.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $152,650,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $175,375,000 if the underwriter’s over-allotment option is exercised in full, $150,000,000 ($10.00 per unit), or $172,500,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account with Continental Stock Transfer & Trust Company acting as trustee, after deducting up to $1,500,000 in underwriting discounts and commissions payable upon the closing of this offering (or $1,725,000 if the underwriter’s over-allotment option is exercised in full) and an aggregate of $1,150,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account include up to $6,000,000, or 4% of the gross proceeds of the offering (or up to $6,900,000 if the underwriter’s over-allotment option is exercised in full) which will be payable net of redemptions (i.e., for the purpose of calculating this portion of the deferred underwriting commissions, gross proceeds shall be reduced by the number of shares that are redeemed multiplied by the offering price of $10.00). The proceeds held in the trust account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts). We estimate the interest earned on the trust account will be approximately $7,500,000 per year, assuming an interest rate of 5.00% per year; however, we can provide no assurances regarding this amount. Additionally, if we determine to hold the funds in the trust account as cash or in demand deposit accounts, the amount of interest we may receive would likely be less than this amount.

We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest for any permitted withdrawals, which includes payment of our income taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we do not complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into prior to or following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 152,650,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into prior to or following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we do not complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

At July 18, 2025, our net tangible book deficit was $178,520, or approximately $0.03 per ordinary share. After giving effect to the sale of 15,000,000 Class A ordinary shares included in the units we are offering by this prospectus (or 17,250,000 Class A ordinary shares if the underwriter’s over-allotment option is exercised in full), the sale of the private placement warrants and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at July 18, 2025 would have been $(5,776,520) or $(1.16) per share (or $(6,388,520) or $(1.11) per share if the underwriter’s over-allotment option is exercised in full), representing an immediate increase in net tangible book value (as decreased by the value of 15,000,000 Class A ordinary shares that may be redeemed for cash, or 17,250,000 Class A ordinary shares if the underwriter’s over-allotment option is exercised in full) of $(1.13) per share (or $(1.09) if the underwriter’s over-allotment option is exercised in full) to our initial shareholders as of the date of this prospectus and an immediate dilution to public shareholders from this offering of $11.16 per share. Total dilution to public shareholders from this offering will be $11.16 per share (or $11.11 if the underwriter’s over-allotment option is exercised in full).

The following table illustrates the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the warrants included in the units or the private placement warrants:

	No exercise of over-allotment option	Exercise of over-allotment option in full
Public offering price	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)
Increase attributable to public shareholders	(1.13)	(1.09)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	(1.16)	(1.11)
Dilution to public shareholders	$11.16	$11.11
Percentage of dilution to public shareholders	111.55%	111.11%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriter’s over-allotment option) by $150,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account (which interest shall be net of permitted funds withdrawn for any withdrawals), divided by the number of Class A ordinary shares sold in this offering.

The following table sets forth information with respect to our initial shareholders and the public shareholders:

	Purchased		Total Consideration		Average Price Per Share
	Number	Percentage	Amount	Percentage
Initial shareholders(1)	5,000,000	25%	$25,000	0.0002%	$0.004
Public shareholders	15,000,000	75%	$150,000,000	99.9998%	$10.00
Total	20,000,000	100%	$150,025,000	100.00%

____________

(1)      Assumes that 750,000 founder shares are surrendered to us for no consideration after the closing of this offering in the event the underwriter does not exercise its over-allotment option (including the forfeiture of 93,750 shares out of 718,750 founder shares held by our directors and officers).

The pro forma net tangible book value per share after the offering (assuming that the underwriter does not exercise its over-allotment option) is calculated as follows:

	Without Over- allotment	With Over- allotment
Numerator:
Net tangible book deficit before this offering	$(178,520)	$(178,520)
Net proceeds from this offering and sale of the private placement warrants(1)	150,500,000	173,000,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	190,000	190,000
Less: Over-allotment liability(2)	(288,000)	—
Less: Deferred underwriting commissions	(6,000,000)	(6,900,000)
Less: Proceeds held in trust subject to redemption(3)	(150,000,000)	(172,500,000)
	$(5,776,520)	$(6,388,520)
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment is not exercised(4)	(750,000)	—
Class A ordinary shares included in the units offered	15,000,000	17,250,000
Less: Ordinary shares subject to redemption	(15,000,000)	(17,250,000)
	5,000,000	5,750,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of $650,000 and underwriting commissions of up to $1,500,000 (or $1,725,000 if the over-allotment is exercised)(excluding deferred underwriting fees) . See “Use of Proceeds.”

(2)      The underwriter’s over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(4)      Assumes that 750,000 founder shares are surrendered to us for no consideration (including the forfeiture of 93,750 shares out of 718,750 founder shares held by our directors and officers).